Provision For Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
14.	Provision For Income Taxes

For the years ended December 31, 2015, and 2014, we have recognized the minimum amount of state income tax as required by the states that we are required to file taxes in. We are not currently subject to further federal or state tax since we have incurred losses since our inception.

As of December 31, 2015 we had federal and state net operating loss carry forwards of approximately $11,000,000 which can be used to offset future federal income tax. The federal and state net operating loss carry forwards expire at various dates through 2036. Deferred tax assets resulting from the net operating losses are reduced by a valuation allowance, when, in our opinion, utilization is not reasonably assured.

As of December 31, 2015, the deferred tax asset related to our net operating losses was approximately $ 3,850,000. A 100 % valuation allowance has been established on deferred tax assets at December 31, 2015, and 2014, due to the uncertainty of our ability to realize future taxable income.